Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2020
Opening net book amount	115,180	9,521	—	50,716	175,417
Additions	—	282	—	—	282
Business combination (Note 29)	148,564	220	—	81,197	229,980
Disposal of subsidiaries (Note 30)	(102,971)	(233)	—	(58,325)	(161,529)
Amortisation	—	(2,098)	—	(6,032)	(8,130)
Impairment loss (Note)	(18,809)	—	—	(8,124)	(26,933)
Translation adjustments	(652)	—	—	(7)	(658)
Closing net book amount	141,312	7,692	—	59,425	208,429
At 31 December 2020
Cost	161,527	13,393	11,178	76,236	262,334
Impairment	(20,215)	—	—	(8,124)	(28,339)
Accumulated amortisation	—	(5,701)	(11,178)	(8,687)	(25,566)
Net book amount	141,312	7,692	—	59,425	208,429

Year ended 31 December 2021
Opening net book amount	141,312	7,692	—	59,425	208,429
Additions	—	251	—	—	251
Disposal	—	(1,350)	—	—	(1,350)
Business combination (Note 29)	14,697	19	—	2,400	17,116
Disposal of subsidiaries (Note 30)	(735)	(146)	—	(10,623)	(11,504)
Amortisation	—	(1,797)	—	(4,173)	(5,970)
Impairment loss (Note)	(122,099)	(3,956)	—	(43,679)	(169,734)
Translation adjustments	—	—	—	—	—
Closing net book amount	33,175	713	—	3,350	37,238
At 31 December 2021
Cost	54,389	12,010	9,585	4,637	80,621
Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(7,343)	(9,585)	(568)	(17,496)
Net book amount	33,175	713	—	3,350	37,238

Note:     Goodwill of RMB148,564,000 and RMB14,697,000 arose from acquisitions of subsidiaries in 2020 and 2021 respectively. The subsidiaries are principally engaged in the provision of non-surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

Schedule of estimated growth rates used for cash flow projections

	2020	2021
Annual compound revenue growth rate	8.1% ~ 21.0%	6.0% ~ 10.0%
Annual gross profit ratio	55.2% ~ 80.3%	57.7% ~ 75.0%
Discount rate	16% ~ 17.1%	16%